Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Note 10 — Earnings per Share
Earnings per share for the period presented has been determined by dividing the earnings attributable to shareholders by the weighted average number of shares outstanding during the period. NewAmsterdam Pharma’s former non-voting ordinary shares and voting ordinary shares are considered to be the same class of equity for purposes of determining the loss attributable per shareholder class per share.
In accordance with the Business Combination Agreement, 17,016,872 NewAmsterdam Pharma shares were exchanged for 36,258,312 Ordinary Shares following the internal reorganization, which reflects the exchange ratio of approximately 2.13. Consequently, the weighted average number of Ordinary Shares outstanding for basic and diluted EPS for the prior period has been restated as required by IFRS.

June 30, 2022
Shares for basic EPS of NewAmsterdam Pharma—as reported	17,016,872
Shares for diluted EPS of NewAmsterdam Pharma—as reported	18,981,158
Exchange ratio	2.13
Shares for basic EPS of NewAmsterdam Pharma—restated	36,258,312
Shares for diluted EPS of NewAmsterdam Pharma—restated	40,443,670
In total, 1,964,286 NewAmsterdam Pharma Options were outstanding as of January 1, 2022 and as of June 30, 2022. At the time of the Exchange these were converted into 4,185,360 Company Options. The table below reflects the original and restated number of options in the diluted number of Ordinary shares, as appropriate.
The following table sets forth the computation of original and restated basic and diluted loss per share for the six months ended June 30:

(In thousands of Euro, except share and per share amounts)	2023	2022
(Loss)/profit for the period	(75,102)	54,513

Weighted average basic number of Ordinary Shares—as reported	81,846,438	17,016,872
Weighted average diluted number of Ordinary Shares—as reported	81,846,438	18,981,158

Basic earnings per share—as reported	(0.92)	3.20
Diluted earnings per share—as reported	(0.92)	2.87

(In thousands of Euro, except share and per share amounts)	2023	2022
Weighted average basic number of Ordinary Shares—restated	81,846,438	36,258,312
Weighted average diluted number of Ordinary Shares—restated	81,846,438	40,443,670

Basic earnings per share—restated	(0.92)	1.50
Diluted earnings per share—restated	(0.92)	1.35

At June 30, 2023, outstanding share-based awards and unexercised Warrants were excluded from the calculation because their impact would be anti-dilutive. At June 30, 2023, the total number of potential Ordinary Shares excluded amounted to 17,983,485.

Note 21 — Loss per Share
Loss per share for the period presented has been determined by dividing the loss attributable to shareholders by the weighted average number of shares outstanding during the period. NewAmsterdam Pharma’s former non-voting ordinary shares and voting ordinary shares are considered to be the same class of equity for purposes of determining the loss attributable per shareholder class per share.
As described in Note 4, Note 19 and Note 20, 17,016,872 NewAmsterdam Pharma shares were exchanged for 36,258,312 Ordinary Shares following the internal reorganization, which reflects the exchange ratio of approximately 2.13. Consequently, the weighted average number of Ordinary Shares outstanding for basic and diluted EPS for the prior periods have been restated as required by IFRS.

	December 31, 2021	December 31, 2020
Shares for basic EPS of NewAmsterdam Pharma	11,325,442	5,000,000
Exchange ratio	2.13	2.13
Adjusted number of shares	24,131,427	10,653,636
The following table sets forth the computation of original and restated basic and diluted loss per share for the year ended December 31:

(In thousands of Euro, except share and per share amounts)	2022	2021	2020
Loss for the year	(78,052)	(28,599)	(5,749)
Weighted average number of ordinary shares — original	81,559,780	11,325,442	5,000,000

Basic and diluted loss per share — original	(0.96)	(2.53)	(1.15)

Weighted average number of ordinary shares—restated	81,559,780	24,131,427	10,653,636

Basic and diluted loss per share — restated	(0.96)	(1.19)	(0.54)

At December 31, 2022, and 2020 2021, outstanding share-based awards (see Note 20) was excluded from the calculation because their impact would be anti-dilutive. At December 31, 2022, 2021 and 2020, the total number of potential ordinary shares excluded amounted to 11,146,861, 4,185,360 and 1,111,115, respectively.